Net Employee Defined Benefit Liabilities (Details) - Schedule of Amount, Timing and Uncertainty of Future Cash Flows $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
The change as a result of:
1% salary increase	$ (28)
1% salary decrease	360
The change as a result of:
1% increase in discount rate	379
1% decrease in discount rate	$ (49)